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                             THE o BJURMAN o FUNDS
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                                     [LOGO]

                               Bjurman Micro-Cap
                                  Growth Fund

                              -------------------

                                 Annual Report

                                 March 31, 2000

--------------------------------------------------------------------------------

THE BJURMAN FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace

INVESTMENT ADVISER
George D. Bjurman & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
================================================================================
Letter to Shareholders ...................................................     1
Statement of Assets and Liabilities ......................................     2
Statement of Operations ..................................................     3
Statements of Changes in Net Assets ......................................     4
Financial Highlights .....................................................     5
Portfolio of Investments .................................................     6
Notes to Financial Statements ............................................     9
Auditor's Report .........................................................    12
================================================================================

                     For Additional Information and a free
                       prospectus about Bjurman Micro-Cap
                               Growth Fund call:
                                 (800) 227-7264

                   or visit The Bjurman Funds' website on the
                        Internet at www.bjurmanfunds.com

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.

BJURMAN MICRO-CAP GROWTH FUND
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

The twelve months ending March 31, 2000 have been very favorable for small capitalization growth stocks. The Bjurman Micro-Cap Growth Fund ("the Fund") had a positive return of 124.64% versus 59.05% for the Russell 2000 Growth Index and 2.29% for the S&P 500 for the same period.

The Fund had its 3 year anniversary on March 31 and received *****, the highest rating by Morningstar(TM) for risk adjusted returns for the 3 year period.

The Fund's weighting in the technology sector, which outperformed the market during this period, positively impacted its returns. During February and March, we reduced our weighting in technology stocks and increased our weighting in oil service companies and specialty retailers. This reduction helped dampen the effect of the decline in technology stocks in March and April of 2000.

Although March and April of this year were volatile for the market as a whole, and technology in particular, we believe these corrections are healthy and set the stage for continued upward movement in the stocks of the rapidly growing companies held in the Fund.

In times of market turbulence, we think it is important to re-evaluate your investment goals and risk tolerances. If you decide you have available funds to meet your goals, and plan carefully, short-term volatility is less of a concern. In fact, the longer your horizon, the less important short-term volatility becomes.

We believe that the strong economy, coupled with moderate rates of inflation, implies healthy corporate earnings growth in the months ahead. This environment is very positive for the fast-growing companies held in the Fund. We look forward to working for you in the future, striving to achieve the highest returns possible in the positive market environment that we see ahead.

Sincerely,

/s/ G. Andrew Bjurman                   /s/ O. Thomas Barry

G. Andrew Bjurman, CFA, CIC             O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager      Co-President and Portfolio Manager
Performance Information

PERFORMANCE INFORMATION
================================================================================

        Comparison of the Change in Value of a $10,000 Investment in the
         Bjurman Micro-Cap Growth Fund and the Russell 2000 Growth Index
--------------------------------------------------------------------------------

                                                  3/00
                                                -------
Bjurman Micro-Cap Growth Fund                   $34,370
Russell 2000 Growth Index                       $19,974
--------------------------------------------------------------------------------

                         ------------------------------
                          Average Annual Total Returns

                            1 Year    Since Inception*
                            124.64%        50.80%
                         ------------------------------

                      *Fund inception was March 31, 1997.

           Past performance is not predictive of future performance.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
================================================================================
ASSETS
Investment securities:
        At acquisition cost ...................................      $19,482,561
                                                                     ===========
        At value (Note 2) .....................................      $24,824,918
Cash ..........................................................            3,701
Dividends receivable ..........................................            3,949
Receivable for securities sold ................................          102,922
Receivable for capital shares sold ............................           11,589
Organization costs, net (Note 2) ..............................           36,326
Other assets ..................................................           13,345
                                                                     -----------
        TOTAL ASSETS ..........................................       24,996,750
                                                                     -----------

LIABILITIES
Payable for securities purchased ..............................          890,388
Payable for capital shares redeemed ...........................          963,915
Payable to Adviser (Note 4) ...................................           27,579
Payable to affiliates (Note 4) ................................            8,450
Accrued distribution expense (Note 4) .........................            3,281
Other accrued expenses and liabilities ........................           48,175
                                                                     -----------
        TOTAL LIABILITIES .....................................        1,941,788
                                                                     -----------

NET ASSETS ....................................................      $23,054,962
                                                                     ===========

Net assets consist of
Paid-in capital ...............................................      $11,511,659
Accumulated net realized gains from security transactions .....        6,200,946
Net unrealized appreciation on investments ....................        5,342,357
                                                                     -----------
        Net assets ............................................      $23,054,962
                                                                     ===========

Shares of beneficial interest outstanding (unlimited
        number of shares authorized, no par value) ............          566,024
                                                                     ===========
Net asset value, offering price and
        redemption price per share (Note 2) ...................      $     40.73
                                                                     ===========

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000
================================================================================
INVESTMENT INCOME
        Dividends ...........................................      $     20,760
                                                                   ------------
EXPENSES
        Investment advisory fees (Note 4) ...................           140,550
        Distribution expense (Note 4) .......................            34,137
        Accounting services fees (Note 4) ...................            30,000
        Professional fees ...................................            28,982
        Administration fees (Note 4) ........................            26,278
        Transfer agent fees (Note 4) ........................            24,000
        Trustees' fees and expenses .........................            19,331
        Organization expense (Note 2) .......................            18,720
        Custodian fees ......................................            17,484
        Registration fees ...................................            14,337
        Postage and supplies ................................            11,365
        Shareholder reports .................................            11,210
        Underwriting fees (Note 4) ..........................             6,000
        Other expenses ......................................             2,449
                                                                   ------------
                TOTAL EXPENSES ..............................           384,843
        Fees waived by the Adviser (Note 4) .................          (131,854)
                                                                   ------------
                NET EXPENSES ................................           252,989
                                                                   ------------

NET INVESTMENT LOSS .........................................          (232,229)
                                                                   ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
        Net realized gains from security transactions .......         7,858,289
        Net change in unrealized appreciation/
                depreciation on investments .................         3,772,014
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ............        11,630,303
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................      $ 11,398,074
                                                                   ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================
                                                                      Year            Year
                                                                     Ended           Ended
                                                                    March 31,       March 31,
                                                                      2000            1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment loss ..................................    $   (232,229)    $  (130,605)
        Net realized gains (losses) from security transactions       7,858,289        (943,297)
        Net change in unrealized appreciation/
                depreciation on investments ..................       3,772,014         374,093
                                                                  ------------     -----------
Net increase (decrease) in net assets from operations ........      11,398,074        (699,809)
                                                                  ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gains ..............................        (188,329)             --
                                                                  ------------     -----------

FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ............................      11,376,371       6,485,547
        Net asset value of shares issued in reinvestment
                of distributions to shareholders .............         184,457              --
        Payments for shares redeemed .........................      (9,079,715)     (2,928,282)
                                                                  ------------     -----------
Net increase in net assets from capital share transactions ...       2,481,113       3,557,265
                                                                  ------------     -----------

TOTAL INCREASE IN NET ASSETS .................................      13,690,858       2,857,456

NET ASSETS
        Beginning of year ....................................       9,364,104       6,506,648
                                                                  ------------     -----------
        End of year ..........................................    $ 23,054,962     $ 9,364,104
                                                                  ============     ===========
CAPITAL SHARE ACTIVITY
        Shares sold ..........................................         322,767         349,848
        Shares reinvested ....................................           6,343              --
        Shares redeemed ......................................        (273,213)       (158,431)
                                                                  ------------     -----------
        Net increase in shares outstanding ...................          55,897         191,417
        Shares outstanding, beginning of year ................         510,127         318,710
                                                                  ------------     -----------
        Shares outstanding, end of year ......................         566,024         510,127
                                                                  ============     ===========

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================================
                 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
================================================================================================
                                                         Year            Year            Year
                                                        Ended           Ended           Ended
                                                       March 31,       March 31,       March 31,
                                                         2000            1999            1998
------------------------------------------------------------------------------------------------
Net asset value at beginning of year .............    $    18.36      $    20.42      $    12.00
                                                      ----------      ----------      ----------
Income (loss) from investment operations:
        Net investment loss ......................         (0.41)          (0.26)          (0.10)
        Net realized and unrealized gains
              (losses) on investments ............         23.15           (1.80)           8.52
                                                      ----------      ----------      ----------
Total from investment operations .................         22.74           (2.06)           8.42
                                                      ----------      ----------      ----------
Less distributions:
        Distributions from net realized gains ....         (0.37)             --              --
                                                      ----------      ----------      ----------

Net asset value at end of year ...................    $    40.73      $    18.36      $    20.42
                                                      ==========      ==========      ==========

Total return .....................................        124.64%         (10.09%)         70.17%
                                                      ==========      ==========      ==========

 Net assets at end of year (000's) ...............    $   23,055      $    9,364      $    6,507
                                                      ==========      ==========      ==========

Ratio of net expenses to average net assets ......          1.80%           1.80%           1.80%

Ratio of total expenses to average net assets(A) .          2.74%           4.40%          13.35%

Ratio of net investment loss to average net assets         (1.65%)         (1.58%)         (1.41%)

Portfolio turnover rate ..........................           337%            234%            110%

(A) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
    SHARES    COMMON STOCKS -- 104.0%                                  VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS**-- 4.1%
    68,500    Applied Extrusion Technologies, Inc.* ............   $    560,843
    17,000    Pope & Talbot, Inc. ..............................        312,375
     5,000    TETRA Technologies, Inc.* ........................         66,875
                                                                   ------------
                                                                        940,093
                                                                   ------------
              CONSUMER, CYCLICAL**-- 15.0%
    32,800    Coastcast Corp.* .................................        561,700
    12,400    Concord Camera Corp.* ............................        682,000
    27,800    Gadzooks, Inc.* ..................................        602,912
    10,800    Hot Topic, Inc.* .................................        378,000
    18,200    P.F. Chang's China Bistro, Inc.* .................        602,875
    14,900    Todd-AO Corp., Class A ...........................        514,050
     5,000    VICORP Restaurants, Inc.* ........................        104,375
                                                                   ------------
                                                                      3,445,912
                                                                   ------------
              CONSUMER, NON-CYCLICAL**-- 8.3%
    20,000    AVI BioPharma, Inc.* .............................        250,000
    24,900    Cholestech Corp.* ................................        210,871
    11,100    DAMARK International, Inc., Class A* .............        423,188
    23,000    Gentner Communications Corp.* ....................        465,750
    18,400    Nabi* ............................................        124,200
    25,300    Vion Pharmaceuticals, Inc.* ......................        449,075
                                                                   ------------
                                                                      1,923,084
                                                                   ------------
              ENERGY**-- 15.3%
    60,000    Belco Oil & Gas Corp.* ...........................        622,500
    43,500    Bellwether Exploration Co.* ......................        301,781
   100,000    Comstock Resources, Inc.* ........................        550,000
    47,900    Key Production Co., Inc.* ........................        640,662
    47,400    Patina Oil & Gas Corp. ...........................        642,862
    21,400    Quicksilver Resources, Inc.* .....................        128,400
    21,400    St. Mary Land & Exploration Co. ..................        639,325
                                                                   ------------
                                                                      3,525,530
                                                                   ------------
              INDUSTRIAL**-- 3.4%
     4,000    Optimal Robotics Corp.* ..........................        188,000
    40,000    White Electronic Designs Corp.* ..................        600,000
                                                                   ------------
                                                                        788,000
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 104.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              TECHNOLOGY**-- 57.9%
     6,000    Aaren Microwave, Inc.* ...........................   $    575,250
    22,500    AlphaNet Solutions, Inc.* ........................        133,594
    15,600    Ansoft Corp.* ....................................        193,294
    15,000    Brooktrout, Inc.* ................................        435,000
    21,900    Centigram Communications Corp.* ..................        416,100
    20,000    Dataram Corp.* ...................................        465,000
     4,800    Digital Insight Corp.* ...........................        246,000
    10,000    Diodes, Inc.* ....................................        375,000
     9,000    Elantec Semiconductor, Inc.* .....................        662,063
     6,000    Exar Corp.* ......................................        429,375
    27,500    Faroudja, Inc.* ..................................        144,375
     9,500    Genome Therapeutics Corp.* .......................        223,844
    13,500    Hall, Kinion & Associates, Inc.* .................        324,844
     6,000    Ibis Technology Corp.* ...........................        540,000
    33,400    Integra LifeSciences Holdings* ...................        350,700
    16,000    Intergraph Corp.* ................................        142,000
     4,400    Interleaf, Inc.* .................................        206,800
    10,000    Keithley Instruments, Inc. .......................        476,250
    15,000    Magic Software Enterprises Ltd.* .................        285,000
    22,700    MAPICS, Inc.* ....................................        361,781
    15,000    MapInfo Corp.* ...................................        585,000
    17,700    Optika, Inc.* ....................................        495,600
    12,300    Pericom Semiconductor Corp.* .....................        438,956
     7,000    Photon Dynamics, Inc.* ...........................        483,000
     2,900    Prophet 21, Inc.* ................................         53,469
     7,500    RadiSys Corp.* ...................................        450,938
    23,300    Reptron Electronics, Inc.* .......................        254,844
    37,800    Robotic Vision Systems, Inc.* ....................        604,800
    83,500    Sento Corp.* .....................................        532,313
    41,300    StarBase Corp.* ..................................        387,188
    10,000    Stratasys, Inc.* .................................         77,500
    22,000    TALX Corp.* ......................................        418,000
    10,000    Three-Five Systems, Inc.* ........................        600,000
    10,000    Tollgrade Communications, Inc.* ..................        530,000
    40,000    ZEVEX International, Inc.* .......................        447,500
                                                                   ------------
                                                                     13,345,378
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $18,625,640) ...........   $ 23,967,997
                                                                   ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    MONEY MARKETS -- 3.7%                                    VALUE
--------------------------------------------------------------------------------
   856,921    Firstar Stellar Treasury Fund (Cost $856,921) ....   $    856,921
                                                                   ------------

              TOTAL INVESTMENT SECURITIES-- 107.7%
              (Cost $19,482,561) ...............................   $ 24,824,918

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (7.7%) ...     (1,769,956)
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 23,054,962
                                                                   ============

*    Non-income producing security.
**   Securities are grouped by sector.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   ORGANIZATION

The Bjurman Funds (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Growth Fund (the "Fund"). The Fund commenced operations on March 31, 1997 when 8,333 capital shares were purchased at $12 per share.

The Fund seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations typically between $30 million and $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Based upon the federal income tax cost of portfolio investments of $19,514,592 as of March 31, 2000, the Fund had net unrealized appreciation of $5,310,326, consisting of $6,186,868 of gross unrealized appreciation and $876,542 of gross unrealized depreciation. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

Reclassification of capital accounts -- For the year ended March 31, 2000, the Fund reclassified net investment losses of $232,229 against accumulated net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

3.   INVESTMENT TRANSACTIONS

For the year ended March 31, 2000, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $49,705,413 and $46,664,459, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of George D. Bjurman & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides the Fund with investment advisory services. For providing investment advisory services, the Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund to the extent necessary to limit total operating expenses to 1.80% of the Fund's average daily net assets. For the year ended March 31, 2000, the Adviser waived $131,854 of its investment advisory fee. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are the Fund's obligation are subject reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary expenses.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION  FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $2,000. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current net assets, of $2,500 from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter receives a monthly fee of $500 from the Fund. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, the Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of the Fund at a maximum aggregate annual rate of 0.25% of the Fund's average daily net assets. Under the Plan, the Fund incurred $34,137 of distribution fees during the year ended March 31, 2000.

BJURMAN MICRO-CAP GROWTH FUND
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Board of Trustees of the Bjurman Micro-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Bjurman Micro-Cap Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2000 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bjurman Micro-Cap Growth Fund as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                             /s/ Deloitte & Touche LLP
                                             DELOITTE & TOUCHE LLP
                                             Los Angeles, California
                                             May 5, 2000